Other reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Beginning balance for the period	$ (485,505)	$ (587,155)	$ (1,096,523)
Other comprehensive income	40,082	94,434	5,037
Recognition of share-based payment expense	13,003	7,216	504,331
SBP reserve converted to share capital	(342,768)
Other reclassifications related to share based payment	(5,084)
Ending balance for the period	(780,272)	(485,505)	(587,155)
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Beginning balance for the period	(6)	(6)	(7)
Other comprehensive income	3		1
Ending balance for the period	(3)	(6)	(6)
Restructuring reserve
Disclosure of reserves within equity [line items]
Beginning balance for the period	4,019	4,019	4,019
Ending balance for the period	4,019	4,019	4,019
Share- based payment reserve
Disclosure of reserves within equity [line items]
Beginning balance for the period	511,547	504,331
Recognition of share-based payment expense	13,003	7,216	504,331
SBP reserve converted to share capital	(342,768)
Other reclassifications related to share based payment	(5,084)
Ending balance for the period	176,698	511,547	504,331
Loss on transactions between owners
Disclosure of reserves within equity [line items]
Beginning balance for the period	(840,359)	(840,359)	(840,359)
Ending balance for the period	(840,359)	(840,359)	(840,359)
Foreign exchange translation reserve
Disclosure of reserves within equity [line items]
Beginning balance for the period	(160,706)	(255,140)	(260,176)
Other comprehensive income	40,079	94,434	5,036
Ending balance for the period	$ (120,627)	$ (160,706)	$ (255,140)